LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS
Schedule of long term investments
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000
Cost investments:
PRC Fund	10,103	10,103	1,553
United States Fund	19,683	20,045	3,081
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,881
Investment in ordinary shares of an unlisted company in PRC (“Investee A”)	6,000	6,000	922
Investment in preferred shares of an unlisted company in PRC (“Investee B”)	400	400	61

Available-for-sale investments:
Investment in redeemable preferred shares of an unlisted company in PRC (“Investee C”)	1,716	1,716	611
Investment in convertible borrowings of an unlisted company in Cayman Islands (“Investee D”)	3,973	3,973	264

Less: accumulated impairment	(19,956)	(24,329)	(3,739)
Total	34,159	30,148	4,634